Net Defined Benefit Liabilities - Summary of Expected Maturity Analysis of Undiscounted Pension Benefits (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 3,583,273
Less than 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	232,550
Between 1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	271,366
Between 2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	794,840
More than 5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 2,284,517